SEGMENTED INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Canada [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 1,505,209	$ 1,506,666
United States [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 2,187,082	$ 2,309,088